Stock-based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Schedule of fair value of options granted

The weighted-average assumptions used in the Black-Scholes option-pricing model used to calculate the fair value of options granted during the nine months ended September 30, 2019 were as follows:

	Employee	Non-Employee
Expected volatility	76.4%-80.6%	N/A
Expected dividend yield	—	N/A
Expected term (in years)	3.0-6.0	N/A
Risk-free interest rate	1.63% -2.48%	N/A

The weighted-average assumptions used in the Black-Scholes option-pricing model used to calculate the fair value of options granted during the year ended December 31, 2017, were as follows:

	Employee	Non-Employee
Expected volatility	71.6% to 83.7%	N/A
Expected dividend yield	—	N/A
Expected term (in years)	3.0 to 3.5	N/A
Risk-free interest rate	1.45% to 1.84%	N/A

The weighted-average assumptions used in the Black-Scholes option-pricing model used to calculate the fair value of options granted during the year ended December 31, 2018, were as follows:

	Employee	Non-Employee
Expected volatility	71.0% -79.8%	N/A
Expected dividend yield	—	N/A
Expected term (in years)	3.0-3.5	N/A
Risk-free interest rate	1.58%-2.89%	N/A

Schedule of stock option activity

	Number of Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2018	86,089	$31.40	4.0	$—
Granted	58,396	$25.80	4.9	$—
Exercised	(3,200)	$13.00	—	$—
Forfeited	(2,970)	$—	—	$—
Expired	(926)	$—	—	$—
Outstanding at September 30, 2019	137,389	$28.00	3.9	$—
Exercisable at September 30, 2019	83,354	$31.00	2.8	$—

(1)	The aggregate intrinsic value in the table was calculated based on the difference between the estimated fair market value of the Company's stock and the exercise price of the underlying options. The estimated stock values used in the calculation was $20.20 and $11.80 per share for the nine months ended September 30, 2019 and the year ended December 31, 2018, respectively.

	Number of Options	Weighted Average Exercise Price Share	Weighted Average Remaining Contractual Per Term (years)	Aggregate Intrinsic Value (1)
Outstanding at December 31, 2016	73,865	$32.2	5.8	$9,662
Granted	12,925	$92.40	5.0	$34
Exercised	(900)	$10.00
Forfeited	(50)	$10.00
Expired	(3,250)	$204.40
Outstanding at December 31, 2017	82,590	$33.40	3.7	$—
Granted	8,974	$30.60	4.4	$—
Exercised	(2,450)	$10.00
Forfeited	(2,525)	$—
Expired	(530)	$—
Outstanding at December 31, 2018	86059	$31.40	4.0	$—
Exercisable at December 31, 2018	72,165	$31.20	3.5	$—

(1)	The aggregate intrinsic value on the table was calculated based on the difference between the estimated fair value of the Company's stock and the exercise price of the underlying option. The estimated stock values used in the calculation was $11.80 and $14.40 per share for each of the years ended December 31, 2018 and 2017 respectively.

Schedule of summarizes restricted stock unit activity

	Number of Units	Weighted Average Grant-Date Fair Value Per Unit
Outstanding as of December 31, 2018	6,813	$19.60
Granted	6,187	$30.20
Vested	(7,123)	$22.00
Forfeited	—	$—
Outstanding as of September 30, 2019	5,877	$28.40

	Number of Units	Weighted Average Grant Date Fair Value Per Units
Outstanding as of December 31, 2016	22,772	$15.20
Granted	5,895 (1)	$139.00
Vested	(14,118)	$35.00
Forfeited	(155)	$—
Outstanding as of December 31, 2017	14,395	$37.20
Granted	3,787 (2)	$32.40
Vested	(11,190)	$51.20
Forfeited	(179)	$139.80
Outstanding as of December 31, 2018	6,818	$19.60

(1)	2,000 restricted stock units were granted on March 27, 2017 with a weighted average grant date fair value of $167.00, 895 restricted stock units were granted on May 19, 2017 with a weighted average grant date fair value of $139.80 and 3,000 restricted stock units were granted on June 19, 2017 with a weighted average grant date fair value of $120.00.

(2)	641 restricted stock units were granted on June 12, 2017 with a weighted average grant date fair value of $13.00 and 3,146 restricted stock units were granted on June 12, 2018 with a weighted average grant date fair value of $36.40

Schedule of stock-based compensation expense

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018

Research and development	$1	$29	$11	$87
General and administrative	203	326	664	3,003
Total stock-based compensation expense	$204	$355	$675	$3,090

	Years Ended December 31,
	2018	2017
Research and development	$106	$377
General and administrative	3,306	3,338
Total stock-based compensation expense	$3,412	$3,715